LONG-TERM DEBT AND CREDIT FACILITIES - Revolving credit and term loan (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2024
Long-term debt
Carrying Amount		$ 1,435.4	$ 2,232.6
Repayment of debt		$ 800.0	960.0
Standby fee (as percent of unused availability)		0.29%
Revolving credit facility
Long-term debt
Maximum borrowing capacity		$ 1,500.0		$ 1,500.0
Letters of credit		$ 6.9	6.8
Repayment of debt	$ 800.0
Interest rate (as a percent)		1.45%
Revolving credit facility | Great Bear acquisition
Long-term debt
Carrying Amount	200.0
Repayment of debt	$ 200.0
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)		0.967%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)		1.45%
Term Loan
Long-term debt
Carrying Amount		$ 199.9	$ 999.1
Interest rate (as a percent)		1.25%	1.25%